Distribution Date: Dec 26, 2007
DISTRIBUTION PACKAGE
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
Aurora Loan Services Inc
April 25, 2007
March 30, 2007
March 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Rob Eggleston
617-603-6440
robert.eggleston@usbank.com
Distribution Date:
December 26, 2007
LEHMAN MORTGAGE TRUST
Mortgage Pass-Through Certificates, Series 2007-3
STATEMENT TO CERTIFICATEHOLDERS
Record Date - Non LIBOR Certificates: November 30, 2007 Accrual Periods: Begin End
Record Date - LIBOR Certificates: December 24, 2007 Class Certificates 11/1/2007 11/30/2007
Libor Certificates 11/26/2007 12/25/2007
Payment Detail:
Collateral
Interest
Original
Beginning
Principal
Interest
Total
Realized
Subordinate
Ending
Class
Group
Rate
Balance
Balance
Paid
Paid
Paid
Loss
Writedown
Balance
1-A1 1 5.08313% $206,444,000.00 $199,157,502.93 $2,179,452.40 $843,619.56 $3,023,071.96 $0.00 $196,978,050.53
1-A2 1 1.91687% $206,244,000.00 $198,964,561.99 $0.00 $317,824.33 $317,824.33 $0.00 $196,787,221.01
1-A3 1 5.08313% $198,401,000.00 $191,398,382.80 $2,094,541.55 $810,752.38 $2,905,293.93 $0.00 $189,303,841.26
1-A4 1 5.08313% $8,043,000.00 $7,759,120.13 $84,910.85 $32,867.18 $117,778.03 $0.00 $7,674,209.28
1-A5 1 1.91687% $100,000.00 $96,470.47 $0.00 $154.10 $154.10 $0.00 $95,414.76
1-A6 1 1.91687% $100,000.00 $96,470.47 $0.00 $4,932.78 $4,932.78 $0.00 $95,414.76
2-A1 2 0.00000% $34,748,000.00 $33,576,078.45 $372,156.49 $0.00 $372,156.49 $0.00 $33,203,921.96
B1 All 5.99182% $4,636,000.00 $4,604,595.08 $4,026.64 $22,991.57 $27,018.21 $0.00 $0.00 $4,600,568.44
B2 All 5.99182% $1,253,000.00 $1,244,512.00 $1,088.31 $6,214.07 $7,302.38 $0.00 $0.00 $1,243,423.69
B3 All 5.99182% $1,503,000.00 $1,492,818.47 $1,305.45 $7,453.91 $8,759.36 $0.00 $0.00 $1,491,513.02
B4 All 5.99182% $752,000.00 $746,905.85 $653.16 $3,729.44 $4,382.60 $0.00 $0.00 $746,252.69
B5 All 5.99182% $752,000.00 $746,905.85 $653.16 $3,729.44 $4,382.60 $0.00 $0.00 $746,252.69
B6 All 5.99182% $501,063.00 $497,669.01 $435.18 $2,484.95 $2,920.13 $0.00 $0.00 $497,233.83
R 1 7.00000% $100.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
LT-R 0.00000% $100.00 $100.00 $0.00 $0.00 $0.00 $0.00 $0.00 $100.00
Totals: $250,589,263.00 $242,067,087.64 $2,559,770.79 $1,213,134.15 $3,772,904.94 $0.00 $0.00 $239,507,316.86
Actual Payments for Exchangeable and Exchange Certificates
1-A1 1 Exchangeable $206,444,000.00 $99,364,587.02 $1,087,382.52 $420,902.59 $1,508,285.11 $0.00 N/A $98,277,204.50
1-A3 1 Exchange $198,401,000.00 $95,905,155.86 $1,049,524.72 $406,248.65 $1,455,773.37 $0.00 N/A $94,855,631.14
1-A4 1 Exchange $8,043,000.00 $3,887,760.06 $42,545.16 $16,468.32 $59,013.48 $0.00 N/A $3,845,214.89
No exchanges of Exchangeable Certificates or Exchange Certificates have taken place since the preceding Distribution Date
Amounts Per 1,000:
Principal
Interest
Realized
Ending
Class
Cusip
Balance
Paid
Paid
Loss
Balance
Index
Value
1-A1 52521JAA7 $964.7047283 $10.55711186 $4.08643293 $0.00000000 $954.14761645 LIBOR 4.78313%
1-A2 52521JAB5 $964.7047283 $0.00000000 $1.54101128 $0.00000000 $954.14761648
1-A3 52521JAC3 $964.7047283 $10.55711186 $4.08643293 $0.00000000 $954.14761649
1-A4 52521JAD1 $964.7047283 $10.55711186 $4.08643293 $0.00000000 $954.14761656
1-A5 52521JAP4 $964.7047284 $0.00000000 $1.54100000 $0.00000000 $954.14761651
1-A6 52521JAQ2 $964.7047284 $0.00000000 $49.32780000 $0.00000000 $954.14761651
2-A1 52521JAE9 $966.2736978 $10.71015569 $0.00000000 $0.00000000 $955.56354207
B1
52521JAF6
$993.2258594 $0.86855910 $4.95935505 $0.00000000 $992.35729940
B2
52521JAG4
$993.2258594 $0.86856345 $4.95935355 $0.00000000 $992.35729449
B3 52521JAH2 $993.2258594 $0.86856287 $4.95935462 $0.00000000 $992.35729874
B4
52521JAL3
$993.2258594 $0.86856383 $4.95936170 $0.00000000 $992.35730053
B5
52521JAM1
$993.2258594 $0.86856383 $4.95936170 $0.00000000 $992.35730053
B6 52521JAN9 $993.2264155 $0.86851354 $4.95935641 $0.00000000 $992.35790709
R 52521JAK5 $0.0000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000

Contact:
Rob Eggleston
617-603-6440
robert.eggleston@usbank.com
Distribution Date:
December 26, 2007
LEHMAN MORTGAGE TRUST
Mortgage Pass-Through Certificates, Series 2007-3
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Allocation of
Prepayment
Additional
Total
Outstanding
Outstanding
Collateral
Margin or
Accrued @
Relief Act &
Net Prepayment
Penalty
Interest
Interest
Net Prepayment
Interest
Class
Group
Fix Rate
PT Rate
(1)
Excess Loss
Interest Shortfall
Amount
Amount
Paid
(2)
Interest Shortfall
Shortfall
1-A1 1 5.08313% $420,902.59 $0.00 $0.00 N/A $0.00 $420,902.59 $0.00 $0.00
1-A2 1 1.91687% $317,824.33 $0.00 $0.00 N/A $0.00 $317,824.33 $0.00 $0.00
1-A3 1 5.08313% $406,248.65 $0.00 $0.00 N/A $0.00 $406,248.65 $0.00 $0.00
1-A4 1 5.08313% $16,468.32 $0.00 $0.00 N/A $0.00 $16,468.32 $0.00 $0.00
1-A5 1 1.91687% $154.10 $0.00 $0.00 $0.00 $0.00 $154.10 $0.00 $0.00
1-A6 1 1.91687% $154.10 $0.00 $0.00 $4,778.68 $0.00 $4,932.78 $0.00 $0.00
2-A1 2 0.00000% $0.00 $0.00 $0.00 N/A $0.00 $0.00 $0.00 $0.00
B1 All 5.99182% $22,991.57 $0.00 $0.00 N/A $0.00 $22,991.57 $0.00 $0.00
B2 All 5.99182% $6,214.07 $0.00 $0.00 N/A $0.00 $6,214.07 $0.00 $0.00
B3 All 5.99182% $7,453.91 $0.00 $0.00 N/A $0.00 $7,453.91 $0.00 $0.00
B4 All 5.99182% $3,729.44 $0.00 $0.00 N/A $0.00 $3,729.44 $0.00 $0.00
B5 All 5.99182% $3,729.44 $0.00 $0.00 N/A $0.00 $3,729.44 $0.00 $0.00
B6 All 5.99182% $2,484.95 $0.00 $0.00 N/A $0.00 $2,484.95 $0.00 $0.00
R 1 7.00000% $0.00 $0.00 $0.00 N/A $0.00 $0.00 $0.00 $0.00
LT-R 0.00000% $0.00 $0.00 $0.00 N/A $0.00 $0.00 $0.00 $0.00
(1) Includes interest shortfalls from previous payments dates; Exchangeable and Exchange Classes are based on Actual Balances
(2) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)

Contact:
Rob Eggleston
617-603-6440
robert.eggleston@usbank.com
Distribution Date:
December 26, 2007
LEHMAN MORTGAGE TRUST
Mortgage Pass-Through Certificates, Series 2007-3
STATEMENT TO CERTIFICATEHOLDERS
Collateral Groups Information:
Group 1 Group 2 Total
Reconciliation:
Beginning Aggregate Principal Balance 207,146,653.23 34,920,334.59 242,066,987.82
Available funds (A):
Interest Remittance Amount
1,208,355.45
Scheduled Principal 180,093.38 31,592.21 211,685.59 Principal Remittance Amount 2,559,770.80
Unscheduled Principal 2,006,304.78 341,780.43 2,348,085.21 Other 4,778.68
Realized Losses 0.00 0.00 0.00 Total Servicer remittance 3,772,904.93
Ending Aggregate Principal Balance 204,960,255.06 34,546,961.96 239,507,217.02
Distributions (B):
Total interest distributed
1,213,134.15
Total principal distributed 2,559,770.79
Aggregate Losses Since Cut-off Date 0.00 0.00 0.00 Total 3,772,904.94
Special Hazard Losses 0.00 0.00 0.00 Difference (A) - (B): (0.01)
Fraud Losses 0.00 0.00 0.00
Bankruptcy Losses 0.00 0.00 0.00
Fees:
Servicing Fee 50,430.67
Special Servicing Fee 0.00
Special Hazard Loss Limit 3,165,919.12
Fraud Loss Limit 2,505,892.00
Bankruptcy Loss Limit 100,000.00
A) Advances required to be made by Servicer N/A
B) Advances actually made by Servicer 1,215,522.05
Trigger Event:
C) Excess of A over B N/A
Relevant information:
Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs
1,209,993.14
Average 6-month 60+ Delinquent Balance 879,541.11 Loan Number Principal Balance
Sum of Group Subordinate Amounts 9,333,406.43
Deleted Mortgage Loans
Qualifying Substitute Mortgage Loans
Cumulative Losses 0.00
Applicable Original Group Subordinate Amount % (not applicable until April 2012) #N/A
A Trigger Event will occur if either (1) or (2) is True: Amount of FPD Premiums 0.00
1) Average 6-month 60+ Delinquent Bal >= 50% of the sum of the Group Subord Amts NO Amount of Soft Prepayment Penalties 0.00
2) Cumulative Loss over Applicable % of Original Group Subordinate Amount NO Amount of Hard Prepayment Penalties 4,778.68
Final Trigger
NO
Purchase Event NO
Trust Fund Termination Event NO
OTHER EVENTS AND ACTIVITIES

Distribution Date: Dec 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
242,066,987.82
2,559,770.80
0.00
239,507,217.02
211,685.59
2,323,628.76
24,456.45
0.00
0.00
2,559,770.80
1,259,254.08
50,898.63
0.00
0.00
0.00
0.00
0.00
1,208,355.45
4,778.68
0.00
3,772,904.93
434
431
0.9557764339
6.24251%
5.99019%
5.99019%
0.00
0.00
0.00
0.00
0.00
1
0
0.00
0.00
50,430.67
467.96
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
Count
Balance
%
0K to 99.99K
4 320,935.43 0.13%
100K to 199.99K
16 2,529,441.53 1.06%
200K to 299.99K
13 3,329,827.12 1.39%
300K to 399.99K
8 2,742,684.01 1.15%
400K to 499.99K
159 72,781,433.81 30.39%
500K to 599.99K
103 56,225,034.84 23.48%
600K to 699.99K
57 36,852,659.19 15.39%
700K to 799.99K
26 19,244,398.98 8.03%
800K to 899.99K
14 11,759,318.54 4.91%
900K to 999.99K
20 19,424,635.35 8.11%
1000K to 1099.99K
2 2,146,877.77 0.90%
1200K to 1299.99K
3 3,679,487.97 1.54%
1300K to 1399.99K
4 5,403,217.71 2.26%
1400K to 1499.99K
1 1,484,305.21 0.62%
1500K to 1599.99K
1 1,582,959.56 0.66%
Total
431
239,507,217.02
100.00%
Remaining Principal Balance
Balance
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
70.00M
80.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
Balance

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
2 577,060.98 0.24%
5.50% - 5.99%
71 44,190,126.57 18.45%
6.00% - 6.49%
233 127,471,795.26 53.22%
6.50% - 6.99%
125 67,268,234.21 28.09%
Total
431
239,507,217.02
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.24%
Count
Balance ($)
%
2 Units
12 6,962,959.16 2.91%
3 Units
1 198,842.71 0.08%
Condominium
8 4,478,137.59 1.87%
High Rise Condo
1 509,550.33 0.21%
Low Rise Condo
8 3,188,058.25 1.33%
Planned Unit Developmen
75 43,003,940.24 17.96%
Single Family
325 180,951,562.84 75.55%
Townhouse
1 214,165.90 0.09%
Total
431
239,507,217.02
100.00%
Property Type
Type
Count
Balance ($)
%
2006
51 25,586,217.44 10.68%
2007
380 213,920,999.58 89.32%
Total
431
239,507,217.02
100.00%
Year of First Payment Date
Year

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
Count
Balance ($)
%
15.00%-19.99%
1 987,728.77 0.41%
20.00%-24.99%
1 609,025.95 0.25%
25.00%-29.99%
1 505,200.00 0.21%
30.00%-34.99%
4 2,682,222.78 1.12%
35.00%-39.99%
5 2,643,283.55 1.10%
40.00%-44.99%
9 5,238,225.67 2.19%
45.00%-49.99%
13 7,773,241.10 3.25%
50.00%-54.99%
18 10,399,624.17 4.34%
55.00%-59.99%
28 17,124,392.63 7.15%
60.00%-64.99%
42 25,203,263.90 10.52%
65.00%-69.99%
49 28,829,265.35 12.04%
70.00%-74.99%
49 27,289,013.30 11.39%
75.00%-79.99%
70 36,294,134.84 15.15%
80.00%-84.99%
133 70,768,388.97 29.55%
85.00%-89.99%
1 426,311.90 0.18%
90.00%-94.99%
4 1,652,029.17 0.69%
95.00%-99.99%
1 426,929.02 0.18%
100.0%-105.0%
2 654,935.95 0.27%
Total
431
239,507,217.02
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 69
Count
Balance ($)
%
337 - 360
431 239,507,217.02 100.00%
Total
431
239,507,217.02
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 349
Count
Balance ($)
%
337 - 360
431 239,507,217.02 100.00%
Total
431
239,507,217.02
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 349
Count
Balance ($)
%
337 - 360
431 239,507,217.02 100.00%
Total
431
239,507,217.02
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
Count
Balance ($)
%
337 - 360
431 239,507,217.02 100.00%
Total
431
239,507,217.02
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
Count
Balance ($)
%
ALABAMA
1 399,098.03 0.17%
ARIZONA
9 4,188,174.79 1.75%
CALIFORNIA
239 137,091,101.95 57.24%
COLORADO
6 3,563,824.41 1.49%
CONNECTICUT
6 3,805,924.06 1.59%
DISTRICT OF COLUMBIA 3 1,081,315.90 0.45%
FLORIDA
8 4,801,525.37 2.00%
GEORGIA
3 945,574.42 0.39%
HAWAII
1 616,000.00 0.26%
ILLINOIS
7 3,921,325.92 1.64%
INDIANA
1 122,709.95 0.05%
KANSAS
1 960,577.49 0.40%
LOUISIANA
2 1,290,132.12 0.54%
MAINE
2 784,066.11 0.33%
MARYLAND
14 6,683,437.28 2.79%
MASSACHUSETTS
11 6,549,329.72 2.73%
MICHIGAN
2 989,408.25 0.41%
MINNESOTA
1 520,000.00 0.22%
MISSOURI
1 150,483.46 0.06%
NEVADA
4 2,735,409.97 1.14%
NEW JERSEY
15 7,020,713.74 2.93%
NEW MEXICO
1 221,240.74 0.09%
NEW YORK
25 13,518,967.94 5.64%
NORTH CAROLINA
1 443,020.79 0.18%
NORTH DAKOTA
1 99,006.40 0.04%
OREGON
12 6,953,137.15 2.90%
PENNSYLVANIA
2 1,134,887.65 0.47%
RHODE ISLAND
1 458,433.75 0.19%
SOUTH CAROLINA
1 79,003.78 0.03%
TEXAS
4 2,117,279.42 0.88%
UTAH
5 2,846,308.46 1.19%
VIRGINIA
8 4,875,530.18 2.04%
WASHINGTON
29 16,769,930.86 7.00%
WEST VIRGINIA
2 614,071.46 0.26%
WISCONSIN
1 158,403.57 0.07%
WYOMING
1 997,861.93 0.42%
Total
431
239,507,217.02
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
WASHINGTON
NEW YORK
NEW JERSEY
OREGON
MARYLAND
MASSACHUSETTS
VIRGINIA
FLORIDA
ARIZONA
ILLINOIS
CONNECTICUT
COLORADO
UTAH
NEVADA
TEXAS
LOUISIANA
PENNSYLVANIA
DISTRICT OF
COLUMBIA
WYOMING
MICHIGAN
KANSAS
GEORGIA
MAINE
HAWAII
WEST VIRGINIA
MINNESOTA
RHODE ISLAND
NORTH CAROLINA
ALABAMA
NEW MEXICO
WISCONSIN
MISSOURI
INDIANA
NORTH DAKOTA
SOUTH CAROLINA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Dec 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
418
233,498,396.54
97.49%
233,669,580.53
10
4,798,827.34
2.00%
4,807,833.43
2
873,704.21
0.36%
873,704.21
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
430
239,170,928.09
99.86%
239,351,118.17
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
336,288.93
0.14%
338,790.12
1
336,288.93
0.14%
338,790.12
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
418
233,498,396.54
97.49%
233,669,580.53
10
4,798,827.34
2.00%
4,807,833.43
2
873,704.21
0.36%
873,704.21
0
0.00
0.00%
0.00
1
336,288.93
0.14%
338,790.12
431
239,507,217.02
100.00%
239,689,908.29
Current
30 - 59
days
60 - 89
days
120 + days
Current 97.5%
30 - 59 days 2.0%
60 - 89 days 0.4%
90 - 120 days 0.0%
120 + days 0.1%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Dec 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
10 4,798,827.34 79.86% 2 873,704.21 14.54% 0 0.00 0.00% 0 0.00 0.00%
12
5,672,531.55
94.40%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 1 336,288.93 5.60%
1
336,288.93
5.60%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
10
4,798,827.34
79.86%
2
873,704.21
14.54%
0
0.00
0.00%
1
336,288.93
5.60%
13
6,008,820.48
100.00%
79.86
14.54
0.00
5.60
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
80
Group 1
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
94.40
0.00
5.60
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Dec 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
July 2007
August 2007
September 2007
October 2007
November 2007
December 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
5 1,717,085.12 2 728,553.04 5 1,997,959.45 5 2,017,261.81 7 2,090,859.73 10 4,798,827.34
60 - 89 days
1 337,865.06 0 0.00 1 294,000.00 3 1,167,704.21 1 433,358.87 2 873,704.21
90 - 120 days
0 0.00 1 337,553.30 0 0.00 0 0.00 1 486,000.00 0 0.00
120 + days
0 0.00 0 0.00 1 337,239.82 1 336,924.60 1 336,607.64 1 336,288.93
Bankruptcy
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00 1 337,239.82 1 336,924.60 1 336,607.64 1 336,288.93
REO
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Balance ($)
Bankruptcy

Distribution Date: Dec 26, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
Current
11.05%
2,348,085.21
3 Month
6.29%
6 Month
5.56%
Life CPR
4.88%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
6 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
07
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
12
/1
/2
00
7
Group 1
Total
Amount ($)

Distribution Date: Dec 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Dec 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
Foreclosure
Count
Balance ($)
%
1 336,288.93 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
33573981 340,000.00 336,288.93 6.63% 05/01/2007 360 CA 1
Total:
1
336,288.93
340,000.00

Distribution Date: Dec 26, 2007
REO LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Dec 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
3 2,347,500.00 2,323,628.76 0.00 242,066,987.82
0.96%
99.04%
1
Prepayment 0.96%
Liquidation 0.00%
Beginning Balance 99.04%
Total: 100.00%
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
123893893 960,000.00 950,452.14
949,470.35 0.00 0.00 0.00 Voluntary PIF
11/06/2007 981.79 6.125% 0.00 CA 1
123892523 600,000.00 594,890.92
594,308.06 0.00 0.00 0.00 Voluntary PIF
11/20/2007 582.86 6.375% 0.00 WA 1
123892705 787,500.00 780,633.32
779,850.35 0.00 0.00 0.00 Voluntary PIF
11/15/2007 782.97 6.250% 0.00 CA 1
Total:
3
2,347,500.00
2,325,976.38
2,347.62
2,323,628.76
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
LEHMAN MORTGAGE TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3
Paul Gobin
Account Administrator
617-603-6630
paul.gobin@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches. #